Consolidated Statements of Comprehensive Income/(loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income/ (loss)
Net loss	$ (198,028)	$ (288,593)	$ (47,286)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior unsecured notes	0	2,059	(1,350)
Reclassification of gain associated with senior unsecured notes to Consolidated Statement of Operations, net	0	(709)	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	22,904	13,088
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	550	549	368
Actuarial gains/(losses)	3,335	(637)	(942)
Other comprehensive income	3,885	24,166	11,164
Comprehensive loss	(194,143)	(264,427)	(36,122)
Less: comprehensive (income)/loss attributable to non-controlling interests	(26,532)	34,215	(23,862)
Comprehensive loss attributable to DryShips Inc.	$ (220,675)	$ (230,212)	$ (59,984)